PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Prepayments and other current assets
Employee advances		¥ 400,771		$ 56,447	¥ 1,785,204
Input VAT recoverable		4,121,464		580,496	2,632,299
Prepayments and deposits		64,677,780		9,109,675	266,027,845
Other receivables, net of allowance for doubtful accounts of RMB 6,619,312 and RMB 5,655,941, as of December 31, 2020 and 2021, respectively		599,573		84,448	599,574
Prepayments and other current assets, total		71,366,700		$ 10,051,789	¥ 272,461,654	$ 39,503,227	¥ 528,109,288	$ 82,871,871
Purchase of Antminer Bitcoin Mining Machines | item	24,000
Total consideration payable for Bitcoin mining machines | $	$ 82,800,000
Perpayments for purchased servers for the cryptocurrency business		¥ 513,700,000	$ 72,400,000
Number of antminer bitcoin mining machines received and confirmed as fixed assets | item		21,110		21,110	11,614	11,614
Antminer Bitcoin Mining Machines		¥ 463,800,000		$ 65,300,000	¥ 273,200,000	$ 38,500,000
Other receivables, allowance for doubtful accounts | ¥		40,425,650			22,738,176
Total payment commitment		135,500,000	$ 19,100,000
Prepayments of service agreements					23,700,000	$ 3,300,000
Discontinued Operations, Held-for-Sale or Disposed of by Sale | NFT business group
Prepayments and other current assets
Prepayments and other current assets | ¥					25,924
Employee
Prepayments and other current assets
Other receivables, net of allowance for doubtful accounts of RMB 6,619,312 and RMB 5,655,941, as of December 31, 2020 and 2021, respectively		¥ 2,166,685		$ 305,171	¥ 2,016,306